Statements of Changes in Stockholders' Deficit - USD ($)	Common stock Class B common stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2020	$ 1,208	$ 23,792	$ (701)	$ 24,299
Balance at the beginning (in shares) at Dec. 31, 2020	12,075,000
Increase (Decrease) in Stockholders' Deficit
Net income (loss)			(251,633)	(251,633)
Forfeiture of Founder Shares	$ (145)	145
Forfeiture of Founder Shares (in shares)	(1,450,000)
Accretion for Class A common stock to redemption amount		(23,937)	(37,232,253)	(37,256,190)
Issuance of Forward Purchase Agreements			770,000	770,000
Balance at the end at Dec. 31, 2021	$ 1,063	0	(36,714,587)	(36,713,524)
Balance at the end (in shares) at Dec. 31, 2021	10,625,000
Increase (Decrease) in Stockholders' Deficit
Net income (loss)			12,461,381	12,461,381
Balance at the end at Mar. 31, 2022	$ 1,063		(24,253,206)	(24,252,143)
Balance at the end (in shares) at Mar. 31, 2022	10,625,000
Balance at the beginning at Dec. 31, 2021	$ 1,063	0	(36,714,587)	(36,713,524)
Balance at the beginning (in shares) at Dec. 31, 2021	10,625,000
Increase (Decrease) in Stockholders' Deficit
Net income (loss)				15,552,100
Balance at the end at Jun. 30, 2022	$ 1,063		(21,453,304)	(21,452,241)
Balance at the end (in shares) at Jun. 30, 2022	10,625,000
Balance at the beginning at Dec. 31, 2021	$ 1,063	0	(36,714,587)	(36,713,524)
Balance at the beginning (in shares) at Dec. 31, 2021	10,625,000
Increase (Decrease) in Stockholders' Deficit
Increase in redemption value of Class A common stock subject to redemption		0	(434,956)	(434,956)
Net income (loss)		0	19,233,710	19,233,710
Balance at the end at Dec. 31, 2022	$ 1,063	0	(17,915,833)	(17,914,770)
Balance at the end (in shares) at Dec. 31, 2022	10,625,000
Balance at the beginning at Mar. 31, 2022	$ 1,063		(24,253,206)	(24,252,143)
Balance at the beginning (in shares) at Mar. 31, 2022	10,625,000
Increase (Decrease) in Stockholders' Deficit
Increase in redemption value of Class A common stock subject to redemption			(290,817)	(290,817)
Net income (loss)			3,090,719	3,090,719
Balance at the end at Jun. 30, 2022	$ 1,063		(21,453,304)	(21,452,241)
Balance at the end (in shares) at Jun. 30, 2022	10,625,000
Balance at the beginning at Dec. 31, 2022	$ 1,063	0	(17,915,833)	(17,914,770)
Balance at the beginning (in shares) at Dec. 31, 2022	10,625,000
Increase (Decrease) in Stockholders' Deficit
Increase in redemption value of Class A common stock subject to redemption			(2,025,746)	(2,025,746)
Net income (loss)			717,701	717,701
Balance at the end at Mar. 31, 2023	$ 1,063		(19,223,878)	(19,222,815)
Balance at the end (in shares) at Mar. 31, 2023	10,625,000
Balance at the beginning at Dec. 31, 2022	$ 1,063	$ 0	(17,915,833)	(17,914,770)
Balance at the beginning (in shares) at Dec. 31, 2022	10,625,000
Increase (Decrease) in Stockholders' Deficit
Net income (loss)				(420,544)
Balance at the end at Jun. 30, 2023	$ 1,063		(20,791,422)	(20,790,359)
Balance at the end (in shares) at Jun. 30, 2023	10,625,000
Balance at the beginning at Mar. 31, 2023	$ 1,063		(19,223,878)	(19,222,815)
Balance at the beginning (in shares) at Mar. 31, 2023	10,625,000
Increase (Decrease) in Stockholders' Deficit
Increase in redemption value of Class A common stock subject to redemption			(429,299)	(429,299)
Net income (loss)			(1,138,245)	(1,138,245)
Balance at the end at Jun. 30, 2023	$ 1,063		$ (20,791,422)	$ (20,790,359)
Balance at the end (in shares) at Jun. 30, 2023	10,625,000